Schedule of Deferred Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	$ (2,323)	$ 5,805	$ 5,746
Excess Tax Depreciation and Amortization [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	3,284	2,259	6,875
Bad Debts [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	(1,340)	(142)	(224)
Uniform Capitalization [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	(1,339)	1,296	(1,127)
Accrual Changes [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	(1,298)	(611)	(1,075)
Uncertain Tax Position Accruals [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision			213
Prepaid Insurance [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	(1,149)	(331)	424
State Income Taxes, net [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	(1,155)	6,060	(1,319)
Reversal of Prepaid Sand Liability [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	3,682
Long-Term Incentive Compensation Plans [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	(3,140)	(1,792)	(373)
Other [Member]
Deferred Income Benefit Taxes [Line Items]
Deferred Income Tax Provision	$ 132	$ (934)	$ 1,033